UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04670

Deutsche Global/International Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  8/31

Date of reporting period:  11/30/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of November 30, 2014 (Unaudited)

Deutsche European Equity Fund
	Shares	Value ($)
Common Stocks 96.2%
Australia 1.3%
BHP Billiton PLC (Cost $75,936)	2,890	68,321
Belgium 4.7%
Anheuser-Busch InBev NV	1,520	178,210
KBC Groep NV*	1,120	63,897

(Cost $228,425)		242,107
Denmark 1.1%
Novo Nordisk A/S ''B" (Cost $57,651)	1,310	59,585
Finland 3.4%
Sampo Oyj "A"	2,370	116,896
Stora Enso Oyj "R"	6,850	60,565

(Cost $169,361)		177,461
France 10.4%
Airbus Group NV	1,320	80,298
BNP Paribas SA	1,020	65,509
Essilor International SA	800	89,729
GDF Suez	3,770	92,917
Kering	240	49,635
L'Oreal SA	300	51,249
Societe Generale SA	2,130	105,863

(Cost $514,836)		535,200
Germany 19.7%
Allianz SE (Registered)	680	117,114
BASF SE	550	49,945
Bayer AG (Registered)	840	126,392
Daimler AG (Registered)	620	52,286
Deutsche Post AG (Registered)	1,960	65,139
Deutsche Telekom AG (Registered)	8,920	151,996
E.ON SE	2,770	49,121
Fresenius SE & Co. KGaA	1,070	58,000
GEA Group AG	1,200	57,291
HeidelbergCement AG	720	54,602
Linde AG	500	94,403
Merck KGaA	546	54,388
Siemens AG (Registered)	420	49,717
United Internet AG (Registered)	750	33,048

(Cost $954,499)		1,013,442
Ireland 1.0%
Experian PLC (Cost $53,070)	3,280	51,882
Italy 4.6%
Enel SpA	14,500	69,961
Intesa Sanpaolo SpA	36,200	111,266
Luxottica Group SpA	1,010	53,963

(Cost $227,115)		235,190
Luxembourg 1.0%
SES SA (Cost $49,804)	1,460	54,361
Netherlands 5.6%
ASML Holding NV	950	100,275
ING Groep NV (CVA)*	7,160	104,614
Royal Dutch Shell PLC "A"	2,530	84,237

(Cost $288,687)		289,126
Norway 3.1%
DNB ASA	6,750	111,591
Telenor ASA	2,250	47,295

(Cost $173,254)		158,886
Spain 9.8%
Banco Santander SA	11,670	104,953
Bankinter SA	9,800	87,578
Ferrovial SA	5,800	118,878
Inditex SA	2,820	82,112
Mapfre SA	16,200	59,349
Repsol SA	2,250	50,415

(Cost $480,639)		503,285
Sweden 1.0%
Skandinaviska Enskilda Banken AB "A" (Cost $47,934)	3,850	50,743
Switzerland 8.9%
Dufry AG (Registered)*	75	11,913
Kuehne + Nagel International AG (Registered)	415	55,868
Nestle SA (Registered)	750	56,314
Novartis AG (Registered)	1,620	156,760
Roche Holding AG (Genusschein)	600	179,462

(Cost $447,898)		460,317
United Kingdom 20.6%
Babcock International Group PLC	7,180	127,419
British Land Co. PLC (REIT)	7,500	89,929
Burberry Group PLC	2,720	70,082
Compass Group PLC	7,060	120,187
GKN PLC	8,470	45,614
Johnson Matthey PLC	2,210	114,710
Lloyds Banking Group PLC*	80,900	101,617
Next PLC	700	74,048
Reckitt Benckiser Group PLC	1,380	113,287
Rio Tinto PLC	1,240	57,814
Vodafone Group PLC	23,750	87,015
Whitbread PLC	810	58,029

(Cost $1,038,301)		1,059,751

Total Common Stocks (Cost $4,807,410)		4,959,657
Preferred Stock 0.7%
Germany
Henkel AG & Co. KGaA (Cost $34,349)	330	36,625
Cash Equivalents 2.1%
Central Cash Management Fund, 0.07% (a) (Cost $106,451)	106,451	106,451

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $4,948,210) †	99.0	5,102,733
Other Assets and Liabilities, Net	1.0	49,380

Net Assets	100.0	5,152,113

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.
†
The cost for federal income tax purposes was $4,948,210.  At November 30, 2014, net unrealized appreciation for all securities based on tax cost was $154,523.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $188,687 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $34,164.

(a) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
CVA: Certificaten Van Aandelen (Certificate of Stock)
REIT: Real Estate Investment Trust
At November 30, 2014, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

Euro Stoxx 50 Index	EUR	12/19/2014	3	121,095	1,375

At November 30, 2014, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

EUR	325,000	GBP	256,383	1/20/2015	(3,665)	Societe Generale

Currency Abbreviations

EUR	Euro
GBP	British Pound

At November 30, 2014 the Deutsche European Equity Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks & Preferred Stock
Financials	1,290,919	25.8%
Health Care	724,316	14.5%
Consumer Discretionary	672,230	13.5%
Industrials	606,492	12.1%
Materials	500,360	10.0%
Consumer Staples	435,685	8.7%
Telecommunication Services	286,306	5.7%
Utilities	211,999	4.3%
Energy	134,652	2.7%
Information Technology	133,323	2.7%
Total	4,996,282	100.0%
Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$68,321	$—	$68,321
Belgium	—	242,107	—	242,107
Denmark	—	59,585	—	59,585
Finland	—	177,461	—	177,461
France	—	535,200	—	535,200
Germany	—	1,013,442	—	1,013,442
Ireland	—	51,882	—	51,882
Italy	—	235,190	—	235,190
Luxembourg	—	54,361	—	54,361
Netherlands	—	289,126	—	289,126
Norway	—	158,886	—	158,886
Spain	—	503,285	—	503,285
Sweden	—	50,743	—	50,743
Switzerland	—	460,317	—	460,317
United Kingdom	—	1,059,751	—	1,059,751
Preferred Stock (b)	—	36,625	—	36,625
Short-Term Investments (b)	106,451	—	—	106,451
Derivatives (c)
Futures Contracts	1,375	—	—	1,375

Total	$107,826	$4,996,282	$—	$5,104,108

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (c)
Forward Foreign Currency Exchange Contracts	$—	$(3,665)	$—	$(3,665)

Total	$—	$(3,665)	$—	$(3,665)

There have been no transfers between fair value measurement levels during the period ended November 30, 2014.
(b)	See Investment Portfolio for additional detailed categorizations.
(c)
Derivatives include value of options purchased, unrealized appreciation (depreciation) on open futures contracts, credit default swap contracts, interest rate swap contracts, forward foreign currency exchange contracts, and written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of November 30, 2014 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts
Equity	$1,375	–
Foreign Exchange Contracts	–	$(3,665)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche European Equity Fund, a series of Deutsche Global/International Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	January 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	January 22, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	January 22, 2015